Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2023	2022
	USD in thousands
Employees and payroll accruals	4,691	5,797
Accrued vacation pay	1,225	1,510
Government authorities	1,282	1,997
Accrued expenses	23,067	12,636
Current liability of government grants	265	402
Liability on account of shares issuance	-	2,289
Deferred revenues	1,205	611
Other	692	80
	32,427	25,322